UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                  811-8920

Torchlight Value Fund, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin

Torchlight Value Fund, Inc.

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND, INC.

SEMI-ANNUAL REPORT

APRIL 30, 2013 (UNAUDITED)

SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

LETTER TO SHAREHOLDERS

June 2013

TORCHLIGHT VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the semi-annual report for the Torchlight Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2012 through April 30, 2013. As of April 30, 2013, the net asset value of the Torchlight Value Fund Master (the “Master Fund”), into which all assets of the Fund are invested, was $411,629,067 which included 165 debt securities with a net investment value of $413,444,305 and $1,815,238 of net liabilities. Performance information as of April 30, 2013 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return
(as of April 30, 2013)

	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)	Since Fund Inception (2)
Torchlight Value Fund, Inc.	15.88%	9.11%	6.67%	7.48%
Barclays Capital CMBS BBB Index	16.19%	1.86%	3.47%	N/A

(1) The Barclays Capital CMBS BBB Index was formed on January 1, 1997

(2) The Fund was formed on December 24, 1994

Market Overview

The Fiscal Cliff was essentially resolved over the reporting period, and the combination of increased taxes and sequestration may be behind the significant downward revision to Q1 2013 GDP (from 2.4% to 1.8%). Prior to the revision, the IMF had reduced its growth forecast for US GDP in 2014 from 3.0% to 2.7%, stating that rapid fiscal austerity would be a drag on growth. However, the combination of fiscal measures and dividends from Freddie Mac and Fannie Mae has resulted in the first projected budget deficit of under one trillion dollars in five years. In Europe, the markets shrugged off downgrades of England’s AAA sovereign rating (to AA+) and witnessed bank bail-ins of bondholders in the Netherlands and depositors in Cyprus. The euro zone recession lingers and we think there is still more balance sheet repair ahead.

The financial markets had a peculiar ride over the reporting period. The bull market in credit and equities continued nearly unabated after the Fiscal Cliff resolution. Credit spreads tightened and the CMBS market’s appetite was perhaps best exemplified by its eager reception of Fannie Mae’s $2.2 billion bid list of multifamily-directed securities in late May. In addition, CMBS delinquencies continued to improve, from 9.7% in October of last year to 9.1% at April 30, 20131. However, uncoordinated background chatter from various Federal Reserve sources hinted a tapering of QE might lie ahead. Fears were confirmed after Chairman Bernanke’s prepared remarks and Q&A following June’s FOMC meeting. He outlined a conditional timeframe to moderate and eventually end QE; the market’s immediate reaction was to sell off. Treasury yields spiked, credit spreads widened and stocks tumbled. All market sectors were lower—perhaps a sign of the extent of the leverage in the system. In CMBS, credit bonds gave back their gains of the last six months. The spread to swaps on the benchmark GSMS 2007-GG10 A4 bond started the reporting period at 160, tightened to 124 at the end of the reporting period and widened out to 165 in late June. New-issue BBB-minus bonds travelled a more volatile path—they started the period at roughly 460 over swaps, tightened to 310 by April 30th and retreated back to 460-range in late June.

Property-level dynamics and demand showed continued strength over the reporting period. The NCREIF National Property Index returned 5.2% over the six months covering the fourth quarter of 2012 and the first quarter of 20132. The Moody’s RCA Commercial Property Price Index returned 5.3% over the reporting period, with gateway cities (up 5.8%) edging out non-gateway cities (up 4.8%). Sales volume in the property markets reached $73.0 billion in the first quarter of 2013, marking the post-crisis period’s second highest volume level after the fourth quarter of last year3. Domestic and global liquidity seem to have saturated gateway and primary cities, as the largest increase in transaction volume came in secondary and tertiary markets.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

Despite elevated market volatility, we believe the portfolio’s characteristic seasoning and high cash flow will continue to prove resilient. During recent periods of market strength we took the opportunity to shed comparatively weaker, high-premium bonds and have since redeployed capital during the recent sell-off into bonds with better subordination and more favorable yields.

As always, we appreciate the confidence you have placed in us and if you have any questions, please feel free to call me at (212) 883-2541 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1. Trepp, Torchlight

2. NCREIF

3. Real Capital Analytics

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Torchlight Value Fund and the Barclays Capital CMBS BBB Index (1) (December 31, 1994 to April 30, 2013)

(1) The Barclays Capital CMBS BBB Index was formed on January 1, 1997

The Barclays Capital CMBS BBB Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the BBB component of the Investment Grade CMBS index.

Unlike the returns of the Fund, the returns of the Barclays Capital CMBS BBB Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER*

Torchlight Investors is an SEC registered investment adviser with $3.0 billion under management. Torchlight has over 50 employees and a seasoned senior management team averaging 25 years of experience. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995.

*Information as of December 31, 2012

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013[1] (unaudited)
Net Asset Value	$ 411.6 MM
Portfolio Positions	165
Nominal IRR[2]	5.7%
Average Rating	BBB
Spread to U.S. Treasury	535 bps
Weighted Average Life	3.9 years
Average Modified Duration	2.7 years
Portfolio Distribution[3]
CMBS and Mezzanine Loan	97.5%
Other	2.5%

(1)	With the exception of Net Asset Value, the portfolio overview above excludes cash
(2)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced
(3)	Includes Treasuries and money market funds. Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HIGHLIGHTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

(As of April 30, 2013)

PORTFOLIO DISTRIBUTION1

Portfolio Distribution by Rating2

Non-Super Senior and Non-IO CMBS Portfolio
Distribution by Vintage

COLLATERAL DISTRIBUTION1

CMBS Distribution by Property Type

CMBS Distribution by State

(1)	Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.
(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

TORCHLIGHT VALUE FUND, INC.

Per Share Operating Performance

For a Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended
	April 30, 2013		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(unaudited)		October 31, 2012		October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008
Net Asset Value, Beginning of Period	$6.26		$5.49		$5.48	$4.30		$4.48		$8.28
Income (Loss) from Investment Operations
Net Investment Income (1)	0.21		0.47		0.38	0.49		0.60		0.57
Net Realized and Unrealized Gain (Loss)	0.17		0.66		0.03	1.14		(0.27)		(3.87)
Total Income (Loss) from Investment Operations	0.38		1.13		0.41	1.63		0.33		(3.30)
Distributions from:
Net Investment Income	(0.20)		(0.36)		(0.39)	(0.45)		(0.51)		(0.50)
Return of Capital	-		-		(0.01)	-		-		-
Total Distributions	(0.20)		(0.36)		(0.40)	(0.45)		(0.51)		(0.50)
Net Asset Value, End of Period	$6.44		$6.26		$5.49	$5.48		$4.30		$4.48
Total Investment Return (2)	6.08	% (3)	21.47	% (3)	7.45%	39.19	% (3)	13.70	% (3)	(41.58	)% (3)
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$410,970		$407,159		$345,646	$315,053		$313,059		$283,461
Ratio of Net Expenses to Average Net Assets (4)	0.80	% (6)	0.80%		0.79%	0.80%		0.80%		0.80%
Ratio of Net Investment Income to Average Net Assets (4)	6.80	% (6)	8.08%		6.66%	10.30%		18.88%		8.21%
Ratio of Fees and Expenses Waived Under Contractual Obligation to Average Net Assets	0.01%		0.02%		0.00%	0.02%		0.15%		0.01%
Portfolio Turnover Rate (5)	-		-		-	-		-		-

(1)	Calculated based upon average shares outstanding throughout the period.
(2)	Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.
(3)	Total investment return would have been lower had certain fees not been waived during the year/period.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Torchlight Value Fund Master, LLC.
(6)	Annualized.

See Notes to Financial Statements and Attached Unaudited Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

Assets
Investment in Torchlight Value Fund Master, LLC (“Master Fund”), at Fair Value	$411,770,560
Subscriptions Receivable	10,000
Total Assets	411,780,560
Liabilities
Redemption Payable	162,494
Accrued Advisory Fees - Note C	597,621
Accrued Audit and Tax Fees	31,619
Other Accrued Expenses	18,377
Total Liabilities	810,111
Net Assets	$410,970,449
Net Assets Consist of:
Paid in Capital	$520,576,646
Accumulated Undistributed Net Investment Income	23,969,580
Accumulated Net Realized Loss	(104,615,480)
Net Unrealized Depreciation	(28,960,297)
Net Assets	$410,970,449
Net Assets	$410,970,449
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	63,795,784
Net Asset Value Per Share	$6.44

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

Investment Income
Interest Income Allocated from the Master Fund	$15,334,822
Expenses Allocated from the Master Fund	(313,044)
Total Investment Income	15,021,778
Expenses
Advisory Fees - Note C	1,270,699
Audit and Tax Fees	21,119
Directors’ Fees	10,098
Transfer Agent Fees - Note E	8,447
Administrative Fees - Note D	6,033
Other Expenses	4,337
Total Expenses	1,320,733
Waiver of Investment Advisory Fees - Note C	(20,158)
Net Expenses	1,300,575
Net Investment Income	13,721,203
Realized and Unrealized Gain (Loss) on Investments Allocated from the Master Fund
Net Realized Loss on Investments Allocated from the Master Fund	(6,113,816)
Net Change in Unrealized Appreciation / Depreciation on Investments Allocated from the Master Fund	16,421,140
Net Gain on Investments	10,307,324
Net Increase in Net Assets Resulting from Operations	$24,028,527

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

Statements of Changes In Net Assets

	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
Increase in Net Assets Resulting from Operations:
Net Investment Income	$13,721,203	$29,655,373
Net Realized Gain (Loss)	(6,113,816)	(13,939,319)
Net Change in Unrealized Appreciation / Depreciation	16,421,140	55,851,653
Net Increase in Net Assets Resulting from Operations	$24,028,527	$71,567,707
Distributions from:
Net Investment Income	(12,651,014)	(22,815,328)
Total Distributions	$(12,651,014)	$(22,815,328)
Capital Share Transactions:
Proceeds from Shares Issued	1,020,400	33,513,561
Proceeds from Reinvestment of Distributions	11,582,974	20,844,964
Cost of Shares Redeemed	(20,169,490)	(41,598,248)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,566,116)	12,760,277
Total Increase in Net Assets	3,811,397	61,512,656
Net Assets:
Beginning of Period	407,159,052	345,646,396
End of Period (including undistributed net investment income of $23,969,580 in 2013 and $22,899,391 in 2012, respectively)	$410,970,449	$407,159,052
Shares Issued and Redeemed:
Shares Issued	161,271	5,406,858
Shares Issued for Reinvestment of Distributions	1,834,594	3,549,152
Shares Redeemed	(3,194,342)	(6,972,195)
Net Increase (Decrease) in Capital Share Transactions	(1,198,477)	1,983,815

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

Statement of Cash Flows

For the Six Months Ended April 30, 2013 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$24,028,527
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in Investment in the Master Fund	(23,991,257)
Decrease in Receivable from the Master Fund	20,000,000
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fees	39,881
Decrease in Accrued Audit and Tax Fees	(17,545)
Increase in Other Accrued Expenses	5,030
Net Cash Provided by Operating Activities	20,064,636
Cash Flows from Financing Activities:*
Subscriptions Received	1,010,400
Redemptions Paid	(20,006,996)
Distributions Paid	(1,068,040)
Net Cash Used in Financing Activities	(20,064,636)
Net Change in Cash	-
Cash at Beginning of Period	-
Cash at End of Period	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $11,582,974.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

April 30, 2013 (unaudited)

A.	Organization: The Torchlight Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund was formed on December 24, 1994 and prior to July 8, 1999 operated as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Torchlight Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2013, the Fund’s proportionate interest in the net assets of the Master Fund was 99.9% and the balance of 0.1% was held by Torchlight Investors, LLC (the “Adviser”). The Master Fund utilizes the services of the Adviser to invest the assets of the Fund.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.	Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.	Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

4.	Other: Contributions to and withdrawals of interests from the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.	Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses (which may include, but will not be limited to legal, appraisal, environmental, and site visit expenses) incurred by the Adviser in directly managing the Fund’s investments will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2013, the Adviser waived $20,158 pursuant to this provision.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Computershare Trust Company, N.A. serves as the Fund’s Transfer Agent pursuant to a transfer agency and service agreement.

F.	Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2013, no provision for income taxes is required in the financial statements. The Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of April 30, 2013, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2012 and October 31, 2011, were as follows:

	2012	2011
Ordinary income	$22,815,328	$23,687,266
Long-term capital gain	-	-
Return of Capital	-	551,691
	$22,815,328	$24,238,957

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses. Permanent book to tax differences are primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND, INC.

G.	Federal Income Taxes (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“Post- Enactment Losses”) for an unlimited period. However, the 2010 Act requires Post-Enactment Losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

At October 31, 2012, the Fund had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Losses expiring on 10/31/2016:	$(39,015,102)
Losses expiring on 10/31/2017:	(42,552,286)
Losses expiring on 10/31/2018:	(1,784,614)
Total net realized loss carryforward	$(83,352,002)

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. As of the year ended October 31, 2012, the Fund had $15,149,662 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

H.	Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Fund’s financial statements.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS

TORCHLIGHT VALUE FUND, INC.

At the August 20, 2012 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

•  The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up for the current year and that performance compared favorably to that of the peer funds and the market index.

•  Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable.

•  The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

•  The Directors noted the health of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

•  The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)

TORCHLIGHT VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Torchlight Value Fund, Inc.
Actual	$1,000.00	$1,060.75	0.80%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 4/30/13. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2692 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

TORCHLIGHT VALUE FUND MASTER, LLC

	For the Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Total Investment Return[1]	6.41%	22.21%	8.15%	40.03%	14.48%	(41.15)%
Ratios and Supplemental Data
Members’ Capital, End of Period (in Thousands)	$411,629	$407,790	$374,187	$341,608	$346,064	$315,452
Ratio of Expenses to Average Members’ Capital	0.15%	0.15%	0.13%	0.15%	0.27%	0.16%
Ratio of Net Investment Income to Average Members’ Capital	7.36%	8.66%	7.36%	10.93%	19.40%	8.84%
Portfolio Turnover Rate	13%	7%	36%	37%	73%	87%

(1)	Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the period.

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.67%)		Principal Amount	Value (a)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,198,837	$957,813	(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (b)	1,035,916	1,017,891	(c),(d),(e)
Anthracite CDO II Ltd.	6.970% due 12/24/2037 (b)	1,500,000	1,482,900	(c),(d),(e)
Arbor Realty Mortgage Securities LLC	0.726% due 02/21/2040 (b)	4,507,111	4,249,755	(c),(d),(e),(f)
Banc of America Large Loan, Inc.	5.816% due 05/15/2046 (b)	4,500,000	5,162,054	(d),(f)
Banc of America Large Loan, Inc.	2.499% due 11/15/2015 (b)	4,322,798	4,356,213	(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.368% due 02/10/2051 (b)	214,471,402	2,954,987	(d),(f),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	3,901,258	2,883,494	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.283% due 09/10/2047 (b)	69,866,315	1,079,644	(d),(f),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.842% due 11/10/2038 (b)	49,496,720	335,093	(f),(h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	12,343,788
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.112% due 10/15/2048 (b)	133,796,836	2,100,530	(d),(f),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049 (b)	40,500,000	1,108,080	(f),(h)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,518,475
Commercial Mortgage Asset Trust	7.350% due 01/17/2032	10,000,000	10,144,360	(d)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	3,638,000	3,679,900	(d),(f)
Commercial Mortgage Pass-Through Certificates	1.569% due 03/10/2046	38,276,654	3,438,392	(f),(h)
Commercial Mortgage Pass-Through Certificates	2.424% due 07/10/2046 (b)	28,248,359	2,194,163	(d),(f),(h)
Credit Suisse Mortgage Capital Certificates	0.849% due 04/15/2022 (b)	3,000,000	2,449,620	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.071% due 01/15/2049 (b)	263,125,741	1,170,910	(f),(h)
Credit Suisse Mortgage Capital Certificates	5.762% due 09/15/2039 (b)	16,000,000	731,780	(f),(g)
Crest Ltd.	1.084% due 12/28/2038 (b)	1,000,000	943,200	(c),(d),(e),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	3,606,169	(d)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	3,255,000	(d),(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	2,221,243	(d),(g)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	1,990,778	1,990,420
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	716,546	728,355
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (b)	1,029,858	648,032	(d)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	599,940	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	598,449	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	0.771% due 12/15/2035 (b)	8,560,482	90,082	(d),(f),(h)
DBUBS Mortgage Trust	5.557% due 11/10/2046 (b)	3,000,000	3,366,151	(d),(f)
DBUBS Mortgage Trust	1.450% due 08/10/2044 (b)	26,952,728	1,178,346	(d),(f),(h)

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
DBUBS Mortgage Trust	1.390% due 11/10/2046 (b)	$15,452,768	$711,461	(d),(f),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,500,000	6,206,330	(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	5,143,937	(c),(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,789,678	549,992	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	176,228	93,442	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	80,498	(c),(d)
FHLMC Multi-Family Pass-Through Certificates	1.395% due 11/25/2019	25,000,000	1,848,535	(d),(f),(h)
FHLMC Multi-Family Pass-Through Certificates	1.872% due 05/25/2040	50,158,556	6,508,078	(d),(f),(g),(h)
FHLMC Multi-Family Pass-Through Certificates	1.308% due 07/25/2022	51,234,193	4,806,592	(d),(f),(h)
FHLMC Multi-Family Pass-Through Certificates	1.654% due 11/25/2040	23,710,730	2,774,087	(d),(f),(h)
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (b)	3,238,523	3,253,452
FREMF Mortgage Trust	4.594% due 11/25/2046 (b)	5,000,000	5,498,900	(f)
FREMF Mortgage Trust	5.159% due 02/25/2047 (b)	2,000,000	2,282,820	(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,265,440	(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,854,837	(f)
GE Capital Commercial Mortgage Corp.	5.294% due 11/10/2045	5,481,000	1,800,492	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	5.293% due 05/10/2043 (b)	2,972,000	355,062	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	0.674% due 01/10/2038 (b)	14,414,322	82,983	(d),(f),(h)
GE Capital Commercial Mortgage Corp.	5.327% due 06/10/2048 (b)	1,407,925	39,247	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	5.772% due 12/10/2049 (b)	1,750,889	35,018	(f),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	4,700,000	4,651,590	(c),(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	4,702,480	4,054,977	(d)
Gramercy Real Estate CDO Ltd.	0.596% due 07/25/2035 (b)	7,843,391	7,471,614	(d),(e),(f)
Greenwich Capital Commercial Funding Corp.	0.301% due 03/10/2039 (b)	269,587,111	2,497,455	(d),(f),(h)
Greenwich Capital Commercial Funding Corp.	0.138% due 12/10/2049 (b)	141,926,226	1,341,771	(d),(f),(h)
Greenwich Capital Commercial Funding Corp.	0.907% due 08/10/2042 (b)	54,294,660	749,809	(f),(h)
Greenwich Capital Commercial Funding Corp.	1.314% due 07/05/2035 (b)	13,289,150	29,675	(d),(f),(h)
Greenwich Capital Commercial Funding Corp.	1.509% due 01/11/2035 (b)	2,920,652	11,686	(d),(f),(h)
GS Mortgage Securities Corp. II	2.613% due 05/10/2045	32,580,114	4,898,094	(f),(h)
GS Mortgage Securities Corp. II	0.525% due 05/10/2045 (b)	100,000,000	3,864,100	(d),(f),(h)
GS Mortgage Securities Corp. II	1.112% due 03/10/2044 (b)	78,703,027	3,800,569	(f),(h)
GS Mortgage Securities Corp. II	2.943% due 02/10/2046	3,000,000	3,077,040
GS Mortgage Securities Corp. II	0.700% due 06/05/2031 (b)	48,946,420	1,996,035	(f),(h)
GS Mortgage Securities Corp. II	0.207% due 05/03/2032 (b)	65,000,000	1,813,500	(f),(h)
GS Mortgage Securities Corp. II	1.743% due 08/10/2044 (b)	21,423,265	1,800,625	(f),(h)
GS Mortgage Securities Corp. II	1.534% due 08/10/2043 (b)	15,281,125	1,195,748	(f),(h)
GS Mortgage Securities Corp. II	5.694% due 12/20/2049 (b)	3,586,939	1,134,190	(c),(d),(e),(f)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (b)	874,739	875,333
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	3,521,277	704	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.390% due 07/15/2046 (b)	10,000,000	10,886,470	(d),(f)

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.314% due 08/15/2046 (b)	$7,644,000	$8,120,013	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032 (b)	5,000,000	5,370,094	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,237,000	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	4,665,718	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.364% due 06/12/2041	4,000,000	4,170,080	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.537% due 05/15/2045	208,105,037	3,218,553	(d),(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.882% due 02/15/2051	2,605,000	3,044,620	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.434% due 08/15/2046	37,357,343	2,809,646	(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.266% due 06/12/2047	272,464,363	2,581,137	(d),(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.420% due 05/15/2047	204,128,367	2,441,416	(d),(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.312% due 02/15/2046 (b)	37,933,274	2,127,298	(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.450% due 08/12/2037 (b)	2,910,000	1,394,062	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.934% due 11/15/2043 (b)	14,067,348	1,224,985	(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.564% due 05/15/2045 (b)	2,000,000	786,118	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.482% due 02/15/2051	90,409,189	624,728	(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.290% due 01/15/2049	62,837,881	571,196	(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.202% due 08/15/2042 (b)	2,500,000	199,115	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	11,834,815	52,203	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.001% due 02/15/2051 (b)	1,322,892	27,768	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.143% due 12/15/2047	2,000,000	2,084,540
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	7,013,063	7,070,364	(f)
LB UBS Commercial Mortgage Trust	0.651% due 11/15/2038 (b)	79,462,040	1,682,211	(d),(f),(h)
LB UBS Commercial Mortgage Trust	0.195% due 02/15/2040 (b)	124,600,993	1,556,403	(d),(f),(h)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	1,478,238	(d),(f)
LB UBS Commercial Mortgage Trust	0.331% due 04/15/2040 (b)	118,838,997	655,159	(d),(f),(h)
LB UBS Commercial Mortgage Trust	0.460% due 02/15/2040	42,807,443	629,098	(d),(f),(h)
LB UBS Commercial Mortgage Trust	0.499% due 02/15/2040	36,174,482	596,155	(d),(f),(h)
LB UBS Commercial Mortgage Trust	6.240% due 07/15/2040 (b)	19,095,000	458,280	(f),(g)
LB UBS Commercial Mortgage Trust	0.806% due 02/15/2040 (b)	16,999,353	209,432	(f),(h)
LNR CDO Ltd.	1.496% due 07/23/2036 (b)	2,516,102	2,480,877	(c),(d),(e),(f)
Mach One Trust Commercial Mortgage-Backed Secs	6.296% due 05/28/2040 (b)	9,000,000	9,085,500	(c),(d),(e),(f)
Mach One Trust Commercial Mortgage-Backed Secs	5.976% due 05/28/2040 (b)	1,706,000	1,722,207	(c),(d),(e),(f)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,325,318	3,330,006	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,621,400	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	3,555,599	(f)
Merrill Lynch Mortgage Trust	5.525% due 09/12/2042 (b)	3,200,000	12,742	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	120,386	479	(d),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.182% due 12/12/2049 (b)	90,368,225	1,132,314	(f),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.285% due 03/12/2051 (b)	117,711,904	1,037,513	(d),(f),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.617% due 12/12/2049	88,549,812	916,491	(f),(h)

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.114% due 09/12/2049 (b)	$127,398,607	$844,016	(d),(f),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.411% due 09/12/2049	85,702,073	794,458	(f),(h)
Morgan Stanley Bank of America Merrill Lynch Trust	2.858% due 11/15/2045	10,000,000	10,259,100
Morgan Stanley Capital I Trust	4.770% due 07/15/2056	3,500,000	3,758,902	(d)
Morgan Stanley Capital I Trust	6.010% due 11/15/2030 (b)	3,118,904	3,132,877	(c),(g)
Morgan Stanley Capital I Trust	0.421% due 03/15/2044 (b)	138,636,957	1,902,099	(f),(h)
Morgan Stanley Capital I Trust	0.954% due 09/15/2047 (b)	54,066,139	1,686,107	(d),(f),(h)
Morgan Stanley Capital I Trust	0.301% due 09/15/2047 (b)	69,000,000	1,555,122	(d),(f),(h)
Morgan Stanley Capital I Trust	0.263% due 11/12/2049 (b)	102,264,066	1,011,392	(d),(f),(h)
Morgan Stanley Capital I Trust	0.850% due 07/15/2019 (b)	1,400,000	973,420	(f)
Morgan Stanley Capital I Trust	0.226% due 02/12/2044 (b)	135,396,073	879,668	(d),(f),(h)
Morgan Stanley Capital I Trust	0.293% due 06/13/2041 (b)	57,408,342	66,421	(d),(f),(h)
Morgan Stanley Reremic Trust	5.788% due 08/12/2045 (b)	6,000,000	6,865,740	(f)
Morgan Stanley Reremic Trust	5.788% due 08/12/2045 (b)	6,000,000	6,853,500	(f)
Morgan Stanley Reremic Trust	0.000% due 07/17/2056 (b)	320,000	288,846	(c),(d)
Multi Security Asset Trust	5.570% due 11/28/2035 (b)	1,000,000	994,600	(c),(d),(e)
Prudential Mortgage Capital Funding LLC	6.399% due 05/10/2034 (b)	2,500,000	2,507,475
RBSCF Trust	4.970% due 04/16/2040 (b)	1,500,000	1,568,895	(f)
RBSCF Trust	5.924% due 02/16/2051 (b)	900,000	1,043,658	(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	3,000,000	3,034,740	(c),(f)
UBS-Barclays Commercial Mortgage Trust	1.378% due 04/10/2046 (b)	30,800,000	2,999,002	(d),(f),(h)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	7,521,110	7,531,338
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,070,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	6,688,000	6,619,073	(d)
Wachovia Bank Commercial Mortgage Trust	0.497% due 12/15/2043 (b)	236,203,273	3,350,284	(d),(f),(h)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,336,930	(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (b)	14,396,000	2,549,899	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	0.233% due 04/15/2047 (b)	128,684,125	904,649	(f),(h)
Wachovia Bank Commercial Mortgage Trust	5.287% due 04/15/2042 (b)	1,000,000	364,997	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.945% due 10/15/2048 (b)	5,000,000	352,400	(f)
Wachovia Bank Commercial Mortgage Trust	5.864% due 12/15/2043 (b)	12,500,000	281,250	(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.955% due 10/15/2048 (b)	5,000,000	240,000	(f)
Wachovia Bank Commercial Mortgage Trust	5.764% due 04/15/2047 (b)	1,000,000	2,790	(f),(g)
Wells Fargo Commercial Mortgage Trust	1.437% due 11/15/2043 (b)	11,009,326	889,223	(f),(h)
WF-RBS Commercial Mortgage Trust	1.524% due 03/15/2045 (b)	51,705,024	4,936,796	(f),(h)
WF-RBS Commercial Mortgage Trust	0.215% due 02/15/2044 (b)	222,499,677	4,487,618	(d),(f),(h)
WF-RBS Commercial Mortgage Trust	2.053% due 11/15/2044 (b)	22,807,815	2,692,006	(f),(h)
WF-RBS Commercial Mortgage Trust	4.849% due 06/15/2045 (b)	2,500,000	2,671,750	(f)
WF-RBS Commercial Mortgage Trust	0.118% due 06/15/2045 (b)	248,386,065	2,066,994	(d),(f),(h)

21     |

SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
WF-RBS Commercial Mortgage Trust	1.690% due 03/15/2044 (b)	$10,673,153	$842,645	(f),(h)
WF-RBS Commercial Mortgage Trust	0.835% due 06/15/2044 (b)	22,333,132	810,916	(f),(h)
WF-RBS Commercial Mortgage Trust	1.601% due 06/15/2045 (b)	44,404,801	4,860,550	(f),(h)
Total Commercial Mortgage-Backed Securities (Cost $438,355,384)			393,790,321
MEZZANINE LOAN (2.27%)
Hilton Worldwide (3.950% due 11/14/2015)		$9,718,465	$9,374,684	(d),(f)
Total Mezzanine Loan (Cost $9,372,882)			9,374,684
MONEY MARKET FUND (2.50%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(i)		10,279,300	10,279,300
Total Money Market Fund (Cost $10,279,300)			10,279,300
TOTAL SECURITIES (100.44%) (Cost $458,007,566)(j)			413,444,305
OTHER LIABILITIES, NET OF ASSETS (-0.44%)			(1,815,238)
MEMBERS’ CAPITAL (100.00%)			$411,629,067

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2013 was $278,581,211 or 67.68% of the Master Fund’s members’ capital.
(c)	Illiquid security. At April 30, 2013, illiquid securities with aggregate principal of $58,377,455 had a value of $47,251,186 which represented 11.48% of the Master Fund’s members’ capital.
(d)	Fair valued security. At April 30, 2013, the fair valued securities represented 52.20% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(e)	CDO security. At April 30, 2013, collateralized debt obligations in aggregate had a value of $36,192,137 which represented 8.79% of the Master Fund’s members’ capital.
(f)	Non-interest income generating securities as of April 30, 2013.
(g)	Variable rate security.
(h)	Interest-only security. At April 30, 2013, interest-only securities in aggregate had a value of $117,974,731 which represented 28.66% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.
(i)	Rate shown reflects effective yield at April 30, 2013.
(j)	The cost for federal income tax purposes was $458,007,566. At April 30, 2013 net unrealized depreciation for all securities based on tax cost was $44,563,261. This consisted of aggregate gross unrealized appreciation for all securities of $31,561,596 and aggregate gross unrealized depreciation for all securities of $76,124,857.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

		Portfolio Distribution by Rating (a)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+ to CCC-	CC	C	D	NR	Total
Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.23	-	-	0.23
Anthracite CDO Ltd.	-	-	-	-	-	-	0.61	-	-	-	-	0.61
Arbor Realty Mortgage Securities	-	-	-	-	1.03	-	-	-	-	-	-	1.03
Banc of America Large Loan, Inc.	0.72	-	-	-	0.34	-	-	-	-	-	0.70	1.76
Banc of America Merrill Lynch Commercial Mortgage, Inc.	-	1.25	-	-	-	-	-	-	-	-	1.06	2.31
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	3.00	-	-	-	-	-	3.00
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.27	0.51	-	-	-	-	-	-	0.78
Commercial Mortgage Acceptance Corp.	1.37	-	-	-	0.42	0.48	-	-	-	-	-	2.27
Commercial Mortgage Asset Trust	-	-	0.61	-	-	-	-	-	-	-	-	0.61
Commercial Mortgage Pass-Through Certificates	-	-	-	2.46	-	-	-	-	-	-	-	2.46
Credit Suisse Mortgage Capital Certificates	-	-	-	-	0.28	-	-	-	-	0.77	-	1.05
Crest Ltd.	-	-	-	-	0.23	-	-	-	-	-	-	0.23
CS First Boston Mortgage Securities Corp.	0.18	0.48	0.79	-	-	-	1.44	0.15	0.16	0.14	-	3.34
DBUBS Mortgage Trust	0.46	-	-	0.82	-	-	-	-	-	-	-	1.28
DLJ Commercial Mortgage Corp.	-	-	-	-	-	2.76	-	-	-	-	-	2.76
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.18	0.18
FHLMC Multi-Family Pass-Through Certificates	1.62	-	-	-	-	-	-	-	-	-	2.25	3.87
First Union National Bank Commercial Mortgage	-	-	-	-	0.79	-	-	-	-	-	-	0.79
FREMF Mortgage Trust	-	-	1.89	-	-	-	-	-	-	-	-	1.89
GE Capital Commercial Mortgage Corp.	0.33	-	-	-	0.80	-	-	-	-	-	-	1.13
G-Force LLC	0.69	0.79	-	-	0.02	-	0.44	-	-	0.10	-	2.04
GMAC Commercial Mortgage Securities, Inc.	-	-	-	-	-	-	1.13	-	-	-	-	1.13
Gramercy Real Estate CDO	-	-	-	-	-	-	0.99	-	-	-	-	0.99
Greenwich Capital Commercial Funding Corp.	-	-	-	1.82	-	-	-	-	-	-	-	1.82
GS Mortgage Securities Corp. II	2.37	-	0.93	-	2.37	-	-	0.28	-	-	-	5.95
J.P. Morgan Chase Commercial Mortgage Securities Corp.	2.00	1.16	0.74	7.19	2.14	1.66	-	-	0.05	0.02	-	14.96
LB UBS Commercial Mortgage Trust	1.08	-	-	-	0.46	1.47	-	-	-	0.47	-	3.48
LNR CDO Ltd.	-	-	-	-	0.60	-	-	-	-	-	-	0.60
Mach One Trust Commercial Mortgage-Backed Secs	-	-	-	-	-	0.42	2.21	-	-	-	-	2.63

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

23     |

SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

				Portfolio Distribution by Rating (a)

Issuer (continued)	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust	-	-	0.81	-	-	-	-	-	-	-	-	0.81
Merrill Lynch Mortgage Trust	-	-	-	1.37	0.86	-	-	-	-	-	-	2.23
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.62	-	-	-	0.53	-	-	-	-	-	-	1.15
Morgan Stanley Bank of America Merrill Lynch Trust	2.49	-	-	-	-	-	-	-	-	-	-	2.49
Morgan Stanley Capital I	0.87	0.91	-	0.76	0.48	0.24	-	-	-	-	0.38	3.64
Morgan Stanley Reremic Trust	-	-	1.67	1.73	-	-	-	-	-	-	-	3.40
Multi Security Asset Trust	-	-	-	-	-	0.24	-	-	-	-	-	0.24
Prudential Mortgage Capital Funding LLC	-	-	-	-	-	0.61	-	-	-	-	-	0.61
RBSCF Trust	0.63	-	-	-	-	-	-	-	-	-	-	0.63
Salomon Brothers Mortgage Securities VII, Inc.	-	-	-	-	-	-	0.74	-	-	-	-	0.74
UBS - Barclays Commercial Mortgage Trust	0.73	-	-	-	-	-	-	-	-	-	-	0.73
Wachovia Bank Commercial Mortgage Trust	1.72	0.81	-	-	4.47	-	0.09	-	0.62	0.21	-	7.92
Wells Fargo Commercial Mortgage Trust	0.22	-	-	-	-	-	-	-	-	-	-	0.22
WF-RBS Commercial Mortgage Trust	3.44	-	-	0.65	1.59	-	-	-	-	-	-	5.68
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	21.54	5.40	7.44	17.07	17.92	10.88	7.65	0.43	1.06	1.71	4.57	95.67
TOTAL MEZZANINE LOAN	-	-	-	-	-	-	-	-	-	-	2.27	2.27
TOTAL MONEY MARKET FUND	2.50	-	-	-	-	-	-	-	-	-	-	2.50
TOTAL SECURITIES	24.04	5.40	7.44	17.07	17.92	10.88	7.65	0.43	1.06	1.71	6.84	100.44	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital

April 30, 2013 (unaudited)

Assets
Investments, at Fair Value (Cost $458,007,566)	$413,444,305
Interest Receivable	3,927,219
Contribution Receivable	10,000
Other Assets	29,668
Total Assets	417,411,192
Liabilities
Payable for Securities Purchased	5,187,676
Withdrawal Payable	162,494
Cash Distribution Payable	146,857
Accrued Legal Fees	116,715
Accrued Audit and Tax Fees	80,205
Accrued Administrative Fees - Note D	55,420
Accrued Custodian Fees - Note D	16,536
Other Accrued Expenses	16,222
Total Liabilities	5,782,125
Members’ Capital	$411,629,067
Members’ Capital
Represented by:
Net Capital	$456,192,328
Accumulated Net Unrealized Depreciation on Investments	(44,563,261)
Total Members’ Capital	$411,629,067

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations

For the Six Months Ended April 30, 2013 (unaudited)

Investment Income
Interest	$15,335,221
Expenses
Legal Fees	116,774
Administrative Fees - Note D	87,961
Audit and Tax Fees	52,705
Insurance Expense	20,019
Custodian Fees - Note D	18,934
Directors’ Fees	10,098
Other	6,561
Total Expenses	313,052
Net Investment Income	15,022,169
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(6,113,977)
Net Change in Unrealized Appreciation / Depreciation on Investments	16,421,573
Net Gain on Investments	10,307,596
Net Increase in Members’ Capital Resulting from Operations	$25,329,765

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$15,022,169	$34,413,567
Net Realized Gain (Loss) on Investments	(6,113,977)	(14,985,612)
Net Change in Unrealized Appreciation / Depreciation on Investments	16,421,573	60,131,550
Net Increase in Members’ Capital Resulting from Operations	25,329,765	79,559,505
Contributions/Withdrawals:
Contributions (1)	25,519,515	53,023,840
Withdrawals (1)	(47,009,875)	(98,980,677)
Net Contributions (Withdrawals)	(21,490,360)	(45,956,837)
Total Increase in Members’ Capital	3,839,405	33,602,668
Members’ Capital:
Beginning of Period	407,789,662	374,186,994
End of Period	$411,629,067	$407,789,662

(1) See Note A

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows

For the Six Months Ended April 30, 2013 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$25,329,765
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(122,324,998)
Proceeds from Sale of Securities	135,095,186
Adjustment to Cost of Interest Only Securities	8,682,273
Net Amortization of Premium and Accretion of Discount	1,490,569
Net Paydown Gain on Securities	(2,560,791)
Net Change in Unrealized Appreciation / Depreciation on Investments	(16,421,573)
Net Realized Loss on Investments	6,113,977
Net Change in Operating Assets and Liabilities:
Decrease in Receivable for Securities Sold	114,511
Decrease in Interest Receivable	447,380
Increase in Other Assets	(29,668)
Increase in Payable for Securities Purchased	5,187,676
Increase in Accrued Administrative Fees	434
Increase in Accrued Custodian Fees	1,641
Decrease in Accrued Audit and Tax Fees	(43,631)
Increase in Accrued Legal Fees	76,715
Increase in Accrued Other Expenses	803
Net Cash Provided by Operating Activities	41,160,269
Cash Flows from Financing Activities*:
Contributions	25,709,515
Withdrawals	(66,869,784)
Net Cash Used in Financing Activities	(41,160,269)
Net Increase in Cash	-
Cash at Beginning of Period	-
Cash at End of Period	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $11,582,974.

See Notes to Financial Statements

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

April 30, 2013 (unaudited)

A.	Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, one of its investors is an investment fund investing all or a substantial portion of its assets in the Master Fund. At April 30, 2013, Torchlight Value Fund, Inc. (the “Feeder Fund”), and Torchlight Investors, LLC (the “Adviser”) are the only investors invested in the Master Fund, and own 99.9% and 0.1% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $11,582,974 and $19,427,905 of distributions reinvested into the Master Fund for 2013 and 2012, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following is a summary of the levels based on inputs used as of April 30, 2013 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$228,727,986	$165,062,335	$393,790,321
Mezzanine Loan	-	-	9,374,684	9,374,684
Money Market Fund	10,279,300	-	-	10,279,300
Total	$10,279,300	$228,727,986	$174,437,019	$413,444,305

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Mezzanine	Total
		Loan
Balance as of 10/31/12	$89,004,751	$2,746,357	$91,751,108
Realized gain / (loss)	(7,102,058)	171,172	(6,930,886)
Change in unrealized appreciation/(depreciation)	11,257,166	(17,330)	11,239,836
Net amortization /accretion	(5,292,465)	1,059	(5,291,406)
Purchases	52,506,639	9,600,000	62,106,639
Sales and Paydowns	(20,721,348)	(3,126,574)	(23,847,922)
Transfers into Level 3	69,638,488	-	69,638,488
Transfers out of Level 3*	(24,228,838)	-	(24,228,838)
Balance as of 4/30/13	$165,062,335	$9,374,684	$174,437,019
Net change in unrealized appreciation/(depreciation) from positions still held at 4/30/13			$9,636,403

*Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at April 30, 2013	Valuation Technique	Unobservable Inputs	Range of Unobservable Input
Commercial Mortgage Backed Securities	$165,062,335	Market transactions or dealer quotes in comparable securities	Comparable Trades (Price) Illiquidity Discount	0.12-113.06 0.0%-20.4%
		Credit Adjustment	Credit Enhancement Underlying Collateral Delinquencies	0.0%-92.6% 0.0%-82.4%
Mezzanine Investment	$9,374,684	Market transactions or dealer quotes in comparable securities	Comparable Trades (Price) Illiquidity Discount	98.74 2.3%

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

2.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. As of April 30, 2013, the Master Fund held $278,581,211 of restricted securities.

3.	Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets are managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of April 30, 2013, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the period ended April 30, 2013, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

C.	Advisory Services and Directors: Torchlight Investors, LLC is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and Onshore Feeder levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder fund level. For the period ended April 30, 2013, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Purchases and Sales: For the period ended April 30, 2013, the Master Fund made purchases of $111,764,910 and sales of $52,625,341 of investment securities other than long-term U.S. Government and short-term securities (other than money market funds).

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. Service and fee levels are within the range of market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.	Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.	Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

H.	Risk Factors (continued):

3.	Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.	Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.	Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.

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SEMI-ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND, INC.

CONSIDERATION OF INVESTMENT ADVISORY

AGREEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

At the August 20, 2012 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

•  The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance was up for the current year and that performance compared favorably to that of the peer funds and the market index.

•  Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable.

•  The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

•  The Directors noted the health of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

•  The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	11/1/2012	4/30/2013	Six-Month Period	Six-Month Period*
Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,064.10	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.03	0.15%	$0.77

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 4/30/13. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund Master, LLC
James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Hedge Fund Industry Consultant; formerly, Chief Operating Officer, FrontPoint Partners, LLC.	2	Torchlight Value Fund Master, LLC; Various Rubicon Fund Management, GSA Capital Partners and Avantium Investment Management fund entities.
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund Master, LLC

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund Master, LLC
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2013, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years
Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC
Ramalingam Ganesh	Chief Financial Officer	CFO, CCO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.
Marshall Reiss	Chief Compliance Officer	Controller, Torchlight Investors, LLC; formerly, Vice President, The Bank of New York Mellon Corporation
Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

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SEMI-ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND, INC.

CONTACT INFORMATION

Investment Adviser
Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)          There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Code of Ethics. Not applicable.

(a)(2)      Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)          Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund, Inc.

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	July 9, 2013

By:	/s/ Ramalingam Ganesh
Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	July 9, 2013